REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interest
The changes in the components of redeemable noncontrolling interests are presented in the table that follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$28	$41	$39
Net earnings (loss) attributable to redeemable noncontrolling interests	(3)	—	1
Purchase/change of redeemable noncontrolling interests	(4)	(13)	1
Balance, end of period	$21	$28	$41